UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.

(Exact name of registrant as specified in charter)
First National Bank 1620 Dodge Street Omaha, NE 68197

(Address of principal executive offices)           (Zip code)
BISYS Funds Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-662-4203
Date of fiscal year end: March 31, 2008
Date of reporting period: June 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.

First Focus FundsSM
Short/Intermediate Bond Fund
Schedule of Portfolio Investments
(Unaudited)	June 30, 2007

Shares
or
Principal	Security
Amount	Description	Value
Asset-Backed Securities (1.9%):
900,000	Canal Pointe I LLC, 13.20%, 1/25/14 *	$893,250

Total Asset-Backed Securities (Cost $900,000)		893,250

Corporate Bonds (28.8%):
	Banks (5.5%):
890,000	Bank of New York Co., Inc., 6.375%, 4/1/12	920,018
935,000	Bank One Corp., 10.00%, 8/15/10	1,041,987
550,000	USB Capital IX, 6.19%, 4/15/49	554,061

		2,516,066

	Computer Services (6.1%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11 (L)	820,052
824,000	Dell Computer, Inc., 6.55%, 4/15/08	830,847
1,175,000	Hewlett-Packard Co., 5.50%, 7/1/07	1,175,000

		2,825,899

	Financial Services (9.2%):
810,000	AMBAC Financial Group, Inc., 9.375%, 8/1/11	917,398
825,000	Countrywide Home Loan, 5.625%, 7/15/09	825,416
710,000	General Electric Capital Corp., 5.875%, 2/15/12	718,312
850,000	Goldman Sachs Group, Inc., 6.875%, 1/15/11	884,133
900,000	Household Finance Corp., 4.75%, 7/15/13	849,763

		4,195,022

	Industrial (3.9%):
875,000	Praxair, Inc., 6.50%, 3/1/08	881,520
905,000	Rockwell International Corp., 6.15%, 1/15/08 (L)	908,373

		1,789,893

	Oil & Gas Exploration Services (1.8%):
825,000	Phillips Petroleum Co., 6.375%, 3/30/09	840,333

	Telecom Services (2.3%):
1,050,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07	1,050,214

Total Corporate Bonds (Cost $13,295,406)		13,217,427

Mortgage-Backed Securities (21.9%):
	Commercial Mortgage Backed Securities (8.2%):
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	877,974
1,100,000	Commercial Mortgage Acceptance Corp., 6.04%, 9/15/30	1,102,017
850,000	LB-UBS Commercial Mortgage Trust, 6.30%, 11/15/33	870,951

Shares
or
Principal	Security
Amount	Description	Value
915,000	Morgan Stanley Capital, 5.91%, 8/12/41 *	$922,028

		3,772,970

	Fannie Mae (4.6%):
2,185,000	4.00%, 3/25/15	2,121,669

	Freddie Mac (9.1%):
2,103,552	4.50%, 1/15/17	2,004,920
2,260,000	4.50%, 12/15/17	2,190,981

		4,195,901

Total Mortgage-Backed Securities (Cost $10,083,530)		10,090,540

U.S. Government Agency Obligations (24.1%):
	Fannie Mae (8.1%):
1,900,000	4.30%, 5/5/08	1,884,049
1,850,000	4.50%, 8/4/08	1,834,806

		3,718,855

	Federal Home Loan Bank (9.1%):
1,950,000	4.25%, 3/24/08	1,934,669
2,375,000	4.00%, 3/24/11	2,275,799

		4,210,468

	Freddie Mac (6.9%):
1,765,000	6.625%, 9/15/09	1,816,747
1,295,000	6.875%, 9/15/10 (L)	1,358,105

		3,174,852

Total U.S. Government Agency Obligations (Cost $11,219,450)		11,104,175

U.S. Treasury Obligations (22.1%):
	U.S. Treasury Notes (22.1%):
575,000	4.875%, 8/15/09 (L)	574,596
3,650,000	4.00%, 4/15/10 (L)	3,565,878
4,600,000	4.50%, 11/15/10 (L)	4,544,657
1,550,000	4.50%, 9/30/11 (L)	1,524,571

Total U.S. Treasury Obligations (Cost $10,243,746)		10,209,702

Investment Companies (0.6%):
299,278	Goldman Sachs Financial Square
	Funds, Treasury Obligations Fund	299,278

Total Investment Companies (Cost $299,278)		299,278

Pool of Investments Held as Collateral for Loaned Securities (27.1%):
12,498,325	Securities Lending Quality Trust	12,498,325

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $12,498,325)		12,498,325

Total Investments (Cost $58,539,735) - 126.5%		58,312,697
Liabilities in excess of other assets - (26.5) %		(12,201,397)

NET ASSETS - 100.0%		$46,111,300

(*)	Variable rate securities. The rate reflected is the rate in effect at June 30, 2007.

(L)	All or a portion of security is on loan as of June 30, 2007.
See notes to schedules of investments.

First Focus FundsSM
Income Fund
Schedule of Portfolio Investments
(Unaudited)	June 30, 2007

Shares
or
Principal	Security
Amount	Description	Value
Asset-Backed Securities (2.4%):
600,000	Canal Pointe I LLC, 13.20%, 1/25/14 *	$595,500
920,000	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38	921,104

Total Asset-Backed Securities (Cost $1,523,375)		1,516,604

Corporate Bonds (23.4%):
	Banks (5.1%):
650,000	Bank of America Corp., 3.25%, 8/15/08 (L)	634,801
595,000	Citigroup, Inc., 3.50%, 2/1/08	588,983
685,000	J.P. Morgan Chase & Co., 5.15%, 10/1/15	651,363
610,000	Southtrust Bank, 6.125%, 1/9/28	613,376
675,000	USB Capital IX, 6.19%, 4/15/49	679,984

		3,168,507

	Brewery (1.1%):
645,000	Anheuser-Busch Cos., Inc., 7.125%, 7/1/17	664,518

	Computer Services (3.1%):
660,000	Cisco Systems, Inc., 5.50%, 2/22/16	644,033
640,000	Dell Computer, Inc., 6.55%, 4/15/08	645,318
625,000	Hewlett-Packard Co., 6.50%, 7/1/12 (L)	651,394

		1,940,745

	Financial Services (6.2%):
605,000	American Express Co., 6.80%, 9/1/66	623,827
700,000	CIT Group, Inc., 4.00%, 5/8/08	691,517
635,000	Countrywide Financial, 4.25%, 12/19/07	631,245
690,000	General Electric Capital Corp., 4.875%, 3/4/15 (L)	653,126
650,000	HSBC Finance Corp., 6.75%, 5/15/11	674,718
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49 (L)	555,183

		3,829,616

	Insurance (1.9%):
590,000	Chubb Corp., 6.80%, 11/15/31	624,905
515,000	General Reinsurance Corp., 9.00%, 9/12/09	550,654

		1,175,559

	Office Automation & Equipment (1.0%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	637,346

	Oil & Gas Exploration Services (1.0%):
510,000	Tosco Corp., 8.125%, 2/15/30	623,471

	Regional Authorities (1.0%):
620,000	Ontario Province, 3.28%, 3/28/08	610,786

Shares
or
Principal	Security
Amount	Description	Value
	Telecom Services (1.0%):
610,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07	$610,124

	Utilities (2.0%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	604,562
80,000	Laclede Gas Co., 6.50%, 10/15/12	82,763
565,000	Union Electric, 6.75%, 5/1/08	569,458

		1,256,783

Total Corporate Bonds (Cost $14,683,564)		14,517,455

Mortgage-Backed Securities (50.8%):
	Commercial Mortgage Backed Securities (9.4%):
1,348,000	Banc Of America Commercial Mortgage, Inc., 5.18%, 9/10/47 *	1,300,081
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	986,487
1,025,000	J.P. Morgan Chase Commercial Mortgage Securities, 5.16%, 10/12/37	1,001,608
1,234,000	LB-UBS Commercial Mortgage Trust, 6.30%, 11/15/33	1,264,415
1,305,000	Morgan Stanley Capital, 5.91%, 8/12/41 *	1,315,023

	Fannie Mae (15.2%):
1,147,223	5.50%, 11/1/16	1,130,212
1,434,941	4.50%, 11/1/18	1,361,647
243,946	4.50%, 12/1/18	232,440
1,315,000	4.00%, 2/25/19	1,167,769
1,590,188	5.00%, 12/1/19	1,536,794
1,333,705	7.50%, 8/1/22	1,409,914
872,287	5.00%, 4/1/34	820,763
1,467,202	5.00%, 5/1/34	1,380,537
412,414	5.00%, 8/1/34	386,428

		9,426,504

	Freddie Mac (26.2%):
1,145,113	5.00%, 12/15/15	1,119,578
2,485,000	4.00%, 1/15/17	2,340,102
690,785	4.50%, 1/15/17	658,395
1,200,800	5.00%, 5/1/18	1,164,821
1,324,787	5.00%, 8/1/18	1,285,195
1,090,000	4.50%, 4/15/19	1,015,279
1,369,405	4.25%, 4/15/22	1,355,260
2,040,000	5.00%, 4/15/28	1,987,371
2,030,000	5.00%, 2/15/29	1,972,815
2,025,000	5.00%, 3/15/34	1,901,327
1,432,990	5.50%, 11/15/35	1,420,805

		16,220,948

Total Mortgage-Backed Securities (Cost $31,964,710)		31,515,066

U.S. Government Agency Obligations (6.1%):
	Fannie Mae (2.5%):
1,575,000	5.375%, 6/12/17 (L)	1,562,532

	Freddie Mac (3.6%):
1,330,000	4.375%, 1/25/10	1,303,936
995,000	4.625%, 5/28/13	952,190

		2,256,126

Total U.S. Government Agency Obligations (Cost $3,853,245)		3,818,658

U.S. Treasury Obligations (16.0%):
	U.S. Treasury Bonds (10.7%):
4,100,000	8.875%, 2/15/19 (L)	5,422,250
1,200,000	5.50%, 8/15/28 (L)	1,244,906

		6,667,156

Shares
or
Principal	Security
Amount	Description	Value
	U.S. Treasury Notes (5.3%):
550,000	4.75%, 5/31/12 (L)	$545,703
1,500,000	4.75%, 5/15/14 (L)	1,481,251
1,300,000	4.625%, 2/15/17 (L)	1,258,969

		3,285,923

Total U.S. Treasury Obligations (Cost $10,014,292)		9,953,079

Investment Companies (0.8%):
524,792	Goldman Sachs Financial Square
	Funds, Treasury Obligations Fund	524,792

Total Investment Companies (Cost $524,792)		524,792

Pool of Investments Held as Collateral for Loaned Securities (20.6%):
12,837,954	Securities Lending Quality Trust	12,837,954

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $12,837,954)		12,837,954

Total Investments (Cost $75,401,932) - 120.1%		74,683,608
Liabilities in excess of other assets - (20.1)%		(12,473,633)

NET ASSETS - 100.0%		$62,209,975

*	Variable rate securities. The rate reflected is the rate in effect at June 30, 2007.

(L)	All or a portion of security is on loan.
See notes to schedules of investments.

First Focus FundsSM
Nebraska Tax-Free Fund
Schedule of Portfolio Investments
(Unaudited)	June 30, 2007

Shares
or
Principal	Security
Amount	Description	Value
Municipal Bonds (98.2%):
	Nebraska (98.2%):
290,000	Dodge County, School District, 5.75%, 12/15/13	$307,223
880,000	Dodge County, School District, MBIA, 5.60%, 12/15/17	928,048
1,000,000	Douglas County, Henry Doorly Zoo Facility, RB, REF, 5.875%, 9/1/14	1,041,660
1,000,000	Douglas County, Nebraska School District, 3.00%, 11/1/10	955,650
400,000	Douglas County, Nebraska School District, 5.00%, 9/1/15	425,292
900,000	Douglas County, School District No. 1, Series B, GO, 5.00%, 6/15/10	926,253
440,000	Douglas County, School District No. 1, Series B, GO, 4.90%, 12/15/17	451,722
575,000	Grand Island Nebraska Sanitation Sewer Revenue, 3.75%, 4/1/11	571,211
1,000,000	Hasting, Electric System, RB, REF, 5.00%, 1/1/19	1,026,140
525,000	Hastings, GO, 3.75%, 4/15/09	521,120
855,000	Lancaster County, Hospital Authority, Bryanlgh Medical Center Project, Series A, RB, AMBAC, 5.00%, 6/1/19	887,798
1,185,000	Lancaster County, School District No. 1, Lincoln Public School District, GO, 5.00%, 1/15/13	1,242,034
1,255,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/17	1,303,192
1,000,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/18	1,037,740
500,000	Lincoln, GO, 2.80%, 6/15/11	469,185
500,000	Lincoln, GO, 3.00%, 6/15/12	468,680
1,250,000	Lincoln, Parking Facility, Series A, RB, REF, 5.375%, 8/15/14	1,283,138
420,000	Lincoln, Tax-Supported Antelope Project, RB, 4.50%, 9/15/14	427,085
855,000	Lincoln, Tax-Supported Antelope Project, RB, 5.00%, 9/15/15	886,028
110,000	Nebraska Elementary & Secondary Schools, 2.45%, 7/15/09	104,463
1,000,000	Nebraska Public Power, 5.00%, 1/1/12	1,041,970
1,000,000	Nebraska Public Power, 4.25%, 1/1/14	1,012,450
2,000,000	Nebraska State, Educational Finance Authority, Creighton University Project, Series A, RB, AMBAC, REF, 5.00%, 9/1/09	2,025,959
1,000,000	Nebraska State, Educational Finance Authority, RB, REF, 5.15%, 4/1/22	1,024,820
500,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.00%, 4/1/14	520,265

Shares
or
Principal	Security
Amount	Description	Value
1,000,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.25%, 4/1/16	$1,055,180
1,000,000	Nebraska State, Netc Facilities, Corp., RB, 4.50%, 4/1/09	1,010,110
1,000,000	Nebraska State, Utility Corp., Lincoln Project, RB, 5.25%, 1/1/23	1,042,960
525,000	Norris Public Power Distribution Nebraska Electric Revenue, 2.45%, 1/1/09	510,263
1,000,000	Omaha Convention Hotel Corp., Convention Center 1st Tier, Series A, RB, AMBAC, 5.50%, 4/1/16	1,063,660
1,500,000	Omaha Nebraska Metro Utilities District Water Revenue, 4.25%, 12/1/21	1,439,746
305,000	Omaha Public Power District, 4.20%, 2/1/26	283,296
500,000	Omaha Public Power District, RB, 5.20%, 2/1/22	515,870
1,500,000	Omaha Stadium Facilities Corp., Rosenblatt Stadium Project, RB, 5.25%, 11/1/16	1,596,465
1,500,000	Omaha, Douglass Public Building, GO, 5.10%, 5/1/20	1,552,485
1,300,000	Omaha, GO, 4.85%, 12/1/14	1,345,773
1,440,000	Omaha, GO, REF, 5.00%, 12/1/11	1,488,082
1,000,000	Omaha, GO, REF, 5.25%, 4/1/20	1,090,310
1,055,000	Omaha, Housing Authority, Timbercreek Apartments, RB, 5.15%, 11/20/22	1,065,307
580,000	Omaha, Special Obligation, Riverfront Redevelopment Project, Series A, RB, 4.50%, 2/1/11	589,355
1,000,000	Papillion-La Vista, School District, 4.90%, 12/1/22	1,011,940
2,000,000	Phelps County, Hospital Authority, Phelps Memorial Health Center Project, Series B, RB, 4.75%, 7/1/12	1,997,360
1,000,000	University of Nebraska, Deferred Maintenance Project, RB, 5.25%, 7/15/10	1,012,650
1,000,000	University of Nebraska, Medical Center Research Project, RB, 4.75%, 2/15/10	1,020,370

		41,580,308

Total Municipal Bonds (Cost $41,287,506)		41,580,308

Investment Companies (0.6%):
266,101	Goldman Sachs Financial Square
	Funds, Tax-Free Money Market Fund	266,101

Total Investment Companies (Cost $266,101)		266,101

Total Investments (Cost $41,553,607) - 98.8%		41,846,409
Other assets in excess of liabilities - 1.2%		523,208

NET ASSETS - 100.0%		$42,369,617

AMBAC	American Municipal Bond Assurance Corporation

GO	General Obligation

MBIA	Municipal Bond Insurance Association

RB	Revenue Bond

REF	Refunding
See notes to schedules of investments.

First Focus FundsSM
Balanced Fund
Schedule of Portfolio Investments
(Unaudited)	June 30, 2007

Shares
or
Principal	Security
Amount	Description	Value
Common Stocks (63.1%):
	Aerospace & Defense (1.2%):
4,000	Alliant Techsystems, Inc. (a) (L)	$396,600

	Air Courier Services (0.6%):
2,000	Fedex Corp.	221,940

	Automotive (0.9%):
3,500	Paccar, Inc.	304,640

	Biotechnology (1.2%):
8,000	Biogen Idec, Inc. (a) (L)	428,000

	Chemicals (4.1%):
3,000	Potash Corp. of Saskatchewan, Inc.	233,910
6,000	Praxair, Inc. (L)	431,940
10,000	Sigma-Aldrich Corp. (L)	426,700
7,000	The Scotts Miracle-Gro Co., Class A (L)	300,580

		1,393,130

	Commercial Banks (1.4%):
6,000	East-West Bancorp, Inc. (L)	233,280
7,000	Wells Fargo & Co. (L)	246,190

		479,470

	Communications (2.8%):
8,000	Commscope, Inc. (a) (L)	466,800
5,000	L-3 Communications Holdings, Inc.	486,950

		953,750

	Environmental Services (0.9%):
10,500	Waste Connections, Inc. (a) (L)	317,520

	Financial Services (1.5%):
4,000	Affiliated Managers Group, Inc. (a) (L)	515,040

	Food & Beverage (0.9%):
12,000	Constellation Brands, Inc., Class A (a) (L)	291,360

	Health Care Services (1.0%):
6,000	Cerner Corp. (a) (L)	332,820

	Household Products (0.7%):
5,000	Church & Dwight Co., Inc. (L)	242,300

	Industrial (1.4%):
8,000	Nucor Corp.	469,200

	Information Technology Services (4.3%):
7,000	Checkfree Corp. (a) (L)	281,400
5,000	Cognizant Technology Solutions Corp. (a) (L)	375,450
6,000	FactSet Research Systems, Inc. (L)	410,100
7,000	FISERV, Inc. (a)	397,600

		1,464,550

	Insurance (3.3%):
4,000	AMBAC Financial Group, Inc.	348,760
3,500	Everest Re Group Ltd.	380,240
6,000	HCC Insurance Holdings, Inc.	200,460

Shares
or
Principal	Security
Amount	Description	Value
4,000	UnitedHealth Group, Inc.	$204,560

		1,134,020

	Internet Security (0.7%):
12,000	Symantec Corp. (a) (L)	242,400

	Management Services (0.5%):
5,000	Resources Connection, Inc. (a) (L)	165,900

	Manufacturing — Diversified (5.6%):
5,000	Ceradyne, Inc. (a) (L)	369,800
5,000	Danaher Corp.	377,500
4,500	Eaton Corp. (L)	418,500
10,000	Illinois Tool Works, Inc.	541,900
4,000	Joy Global, Inc.	233,320

		1,941,020

	Media (1.5%):
6,000	Getty Images, Inc. (a)	286,860
3,500	Meredith Corp.	215,600

		502,460

	Medical Products (6.0%):
7,000	Charles River Laboratories International, Inc. (a) (L)	361,340
5,000	DaVita, Inc. (a) (L)	269,400
8,000	Respironics, Inc. (a)	340,720
4,800	Stryker Corp. (L)	302,832
10,000	VCA Antech, Inc. (a)	376,900
5,500	Ventana Medical Systems, Inc. (a) (L)	424,985

		2,076,177

	Motorcycles (0.9%):
5,000	Harley-Davidson, Inc. (L)	298,050

	Oil & Gas Exploration Services (3.8%):
5,000	Apache Corp.	407,950
10,000	Helix Energy Solutions Group, Inc. (a) (L)	399,100
6,800	Valero Energy Corp.	502,248

		1,309,298

	Pharmaceuticals (1.7%):
8,000	Forest Laboratories, Inc. (a) (L)	365,200
6,000	Pharmaceutical Product Development, Inc.	229,620

		594,820

	Railroads (1.2%):
8,000	Norfolk Southern Corp.	420,560

	Recreational Vehicles (1.1%):
8,000	Thor Industries, Inc. (L)	361,120

	Restaurants (0.8%):
10,000	Starbucks Corp. (a) (L)	262,400

	Retail (3.6%):
8,000	Best Buy Co., Inc. (L)	373,360
10,000	Jos. A. Bank Clothiers, Inc. (a) (L)	414,700
14,000	Lowe’s Companies, Inc.	429,660

		1,217,720

	Software (3.4%):
10,000	Adobe Systems, Inc. (a)	401,500
15,000	Citrix Systems, Inc. (a) (L)	505,050
10,000	Jack Henry & Associates, Inc. (L)	257,500

		1,164,050

	Telecommunication (1.1%):
5,000	Anixter International, Inc. (a) (L)	376,050

	Textile — Apparel (2.2%):
8,000	Coach, Inc. (a)	379,120
8,000	Guess?, Inc. (L)	384,320

		763,440

Shares
or
Principal	Security
Amount	Description	Value
	Transportation (1.4%):
10,000	Landstar System, Inc.	$482,500

	Utilities (1.4%):
5,250	MDU Resources Group, Inc. (L)	147,210
10,000	Southern Union Co.	325,900

		473,110

Total Common Stocks (Cost $12,835,381)		21,595,415

Preferred Stock (1.2%):
	Diversified Financial Services (1.2%):
17,000	General Electric Capital Corp. (L)	401,370

Total Preferred Stock (Cost $414,562)		401,370

U.S. Government Agency Obligations (4.7%):
	Fannie Mae (0.4%):
125,000	7.25%, 1/15/10 (L)	131,012

	Federal Home Loan Bank (2.2%):
750,000	4.625%, 11/21/08	743,771

	Freddie Mac (2.1%):
750,000	5.125%, 10/15/08	749,745

Total U.S. Government Agency Obligations (Cost $1,629,089)		1,624,528

U.S. Treasury Obligations (27.5%):
	U.S. Treasury Notes (27.5%):
1,000,000	6.125%, 8/15/07 (L)	1,001,328
2,950,000	4.00%, 9/30/07 (L)	2,943,545
2,000,000	4.25%, 10/31/07 (L)	1,995,782
1,000,000	4.375%, 12/31/07 (L)	997,422
900,000	5.125%, 6/30/08 (L)	900,844
1,000,000	6.00%, 8/15/09	1,021,641
550,000	4.875%, 2/15/12 (L)	549,313

Total U.S. Treasury Obligations (Cost $9,408,109)		9,409,875

Investment Companies (1.6%):
561,543	Goldman Sachs Financial Square
	Funds, Treasury Obligations Fund	561,543

Total Investment Companies (Cost $561,543)		561,543

Pool of Investments Held as Collateral for Loaned Securities (27.1%):
9,279,132	Securities Lending Quality Trust	9,279,132

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $9,279,132)		9,279,132

Total Investments (Cost $34,127,816) - 125.2%		42,871,863
Liabilities in excess of other assets - (25.2)%		(8,626,464)

NET ASSETS - 100.0%		$34,245,399

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.

ADR	American Depository Receipt
See notes to schedule of investments.

First Focus FundsSM
Core Equity Fund
Schedule of Portfolio Investments	June 30, 2007
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (97.3%):
	Advertising (1.2%):
26,000	Omnicom Group, Inc.	$1,375,920

	Banks (7.7%):
49,200	Bank of America Corp.	2,405,388
51,400	BB&T Corp.	2,090,952
57,300	J.P. Morgan Chase & Co.	2,776,185
36,500	National City Corp. (L)	1,216,180

		8,488,705

	Biotechnology (1.5%):
22,300	Genentech, Inc. (a)	1,687,218

	Broadcasting (4.2%):
112,100	Comcast Corp., Class A (a)	3,152,252
27,900	Gannett Co., Inc.	1,533,105

		4,685,357

	Chemicals (1.9%):
26,800	Air Products & Chemicals, Inc.	2,153,916

	Communications (3.0%):
35,400	AT&T, Inc.	1,469,100
44,400	Verizon Communications, Inc.	1,827,948

		3,297,048

	Communications Equipment (1.9%):
77,200	Cisco Systems, Inc. (a)	2,150,020

	Computer Products (7.5%):
69,500	Hewlett-Packard Co.	3,101,090
26,200	International Business Machines Corp. (L)	2,757,550
84,000	Microsoft Corp.	2,475,480

		8,334,120

	Containers & Packaging (2.5%):
64,900	Sonoco Products Co.	2,778,369

	Cosmetics & Toiletries (2.9%):
27,000	Kimberly-Clark Corp.	1,806,030
22,400	Procter & Gamble Co.	1,370,656

		3,176,686

	Data Processing (3.8%):
128,600	First Data Corp.	4,201,362

	Diversified Manufacturing (3.7%):
106,200	General Electric Co.	4,065,336

	Electrical Equipment (2.0%):
47,000	Emerson Electric Co.	2,199,600

	Energy (2.4%):
76,300	Southern Co.	2,616,327

	Financial Services (4.1%):
30,200	Capital One Financial Corp.	2,368,888
13,300	Merrill Lynch & Co., Inc.	1,111,614
48,700	Western Union Co.	1,014,421

		4,494,923

	Food, Beverages & Tobacco (5.2%):
54,000	H.J. Heinz Co.	2,563,380
48,800	PepsiCo, Inc.	3,164,680

	Security
Shares	Description	Value
		$5,728,060

	Household Products (4.9%):
50,400	3M Co.	4,374,216
37,400	Newell Rubbermaid, Inc.	1,100,682

		5,474,898

	Industrial (0.5%):
12,200	Peabody Energy Corp.	590,236

	Insurance (7.8%):
45,500	AFLAC, Inc. (L)	2,338,700
51,400	American International Group, Inc.	3,599,542
49,200	Chubb Corp.	2,663,688

		8,601,930

	Machinery (3.5%):
35,900	Ingersoll Rand Company Ltd., Class A (L)	1,968,038
19,500	Parker Hannifin Corp.	1,909,245

		3,877,283

	Medical Services (8.8%):
58,700	Abbott Laboratories	3,143,385
35,100	Cardinal Health, Inc.	2,479,464
39,900	Medtronic, Inc.	2,069,214
81,300	Pfizer, Inc.	2,078,841

		9,770,904

	Oil & Gas Exploration Services (9.8%):
50,400	ChevronTexaco Corp.	4,245,696
14,202	ConocoPhillips	1,114,857
34,300	Exxon Mobil Corp.	2,877,084
24,600	Transocean, Inc. (a)	2,607,108

		10,844,745

	Retail (4.1%):
81,900	Staples, Inc.	1,943,487
21,300	Target Corp.	1,354,680
43,600	TJX Co., Inc.	1,199,000

		4,497,167

	Semiconductors (2.4%):
71,900	Texas Instruments, Inc.	2,705,597

Total Common Stocks (Cost $73,119,702)		107,795,727

Investment Companies (1.9%):
2,085,892	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	2,085,892

Total Investment Companies (Cost $2,085,892)		2,085,892

Pool of Investments Held as Collateral for Loaned Securities (6.9%):
7,632,512	Securities Lending Quality Trust	7,632,512

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $7,632,512)		7,632,512

Total Investments (Cost $82,838,106) - 106.1%		117,514,131

Liabilities in excess of other assets - (6.1)%		(6,726,682)

NET ASSETS - 100.0%		$110,787,449

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See notes to schedules of investments. .

First Focus FundsSM
Growth Opportunities Fund
Schedule of Portfolio Investments	June 30, 2007
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (90.7%):
	Aerospace & Defense (2.5%):
17,900	Alliant Techsystems, Inc. (a) (L)	$1,774,785

	Automotive (1.7%):
14,000	Paccar, Inc.	1,218,560

	Biotechnology (1.9%):
25,000	Biogen Idec, Inc. (a)	1,337,500

	Chemicals (6.1%):
9,000	Potash Corp. of Saskatchewan, Inc.	701,730
20,000	Praxair, Inc.	1,439,800
30,000	Sigma-Aldrich Corp.	1,280,100
23,000	The Scotts Miracle-Gro Co., Class A (L)	987,620

		4,409,250

	Commercial Banks (1.1%):
20,000	East-West Bancorp, Inc. (L)	777,600

	Communications (4.6%):
25,000	Commscope, Inc. (a) (L)	1,458,750
19,000	L-3 Communications Holdings, Inc. (L)	1,850,410

		3,309,160

	Environmental Services (1.4%):
33,000	Waste Connections, Inc. (a)	997,920

	Financial Services (2.1%):
12,000	Affiliated Managers Group, Inc. (a) (L)	1,545,120

	Food & Beverage (1.7%):
50,000	Constellation Brands, Inc., Class A (a)	1,214,000

	Health Care Services (1.5%):
20,000	Cerner Corp. (a) (L)	1,109,400

	Household Products (1.0%):
15,000	Church & Dwight Co., Inc. (L)	726,900

	Industrial (2.0%):
24,000	Nucor Corp.	1,407,600

	Information Technology Services (8.3%):
35,000	Checkfree Corp. (a) (L)	1,407,000
20,000	Cognizant Technology Solutions Corp. (a) (L)	1,501,800
20,000	FactSet Research Systems, Inc. (L)	1,367,000
30,000	FISERV, Inc. (a)	1,704,000

		5,979,800

	Insurance (4.2%):
12,000	AMBAC Financial Group, Inc. (L)	1,046,280
12,000	Everest Re Group Ltd.	1,303,680
20,000	HCC Insurance Holdings, Inc.	668,200

		3,018,160

	Internet Security (1.3%):
47,200	Symantec Corp. (a) (L)	953,440

	Management Services (0.7%):

	Security
Shares	Description	Value
15,000	Resources Connection, Inc. (a) (L)	$497,700

	Manufacturing — Diversified (6.0%):
15,000	Ceradyne, Inc. (a) (L)	1,109,400
15,000	Danaher Corp. (L)	1,132,500
15,000	Eaton Corp.	1,395,000
12,000	Joy Global, Inc.	699,960

		4,336,860

	Media (1.7%):
10,000	Getty Images, Inc. (a) (L)	478,100
12,000	Meredith Corp.	739,200

		1,217,300

	Medical Products (8.7%):
20,000	Charles River Laboratories International, Inc. (a) (L)	1,032,400
15,000	DaVita, Inc. (a)	808,200
25,000	Respironics, Inc. (a)	1,064,750
16,000	Stryker Corp. (L)	1,009,440
30,000	VCA Antech, Inc. (a)	1,130,700
16,000	Ventana Medical Systems, Inc. (a) (L)	1,236,319

		6,281,809

	Motorcycles (1.2%):
15,000	Harley-Davidson, Inc. (L)	894,150

	Oil & Gas Exploration Services (4.5%):
20,000	Apache Corp.	1,631,800
40,000	Helix Energy Solutions Group, Inc. (a) (L)	1,596,400

		3,228,200

	Pharmaceuticals (2.5%):
25,000	Forest Laboratories, Inc. (a)	1,141,250
18,000	Pharmaceutical Product Development, Inc. (L)	688,860

		1,830,110

	Railroads (1.8%):
25,000	Norfolk Southern Corp.	1,314,250

	Recreational Vehicles (1.6%):
25,000	Thor Industries, Inc. (L)	1,128,500

	Restaurants (1.5%):
40,800	Starbucks Corp. (a)	1,070,592

	Retail (3.5%):
22,000	Best Buy Co., Inc.	1,026,740
36,250	Jos. A. Bank Clothiers, Inc. (a) (L)	1,503,288

		2,530,028

	Software (6.2%):
45,000	Adobe Systems, Inc. (a)	1,806,750
48,000	Citrix Systems, Inc. (a) (L)	1,616,160
40,000	Jack Henry & Associates, Inc.	1,030,000

		4,452,910

	Telecommunication (2.1%):
20,000	Anixter International, Inc. (a) (L)	1,504,200

	Textile — Apparel (3.7%):
30,000	Coach, Inc. (a)	1,421,700
26,000	Guess,? Inc. (L)	1,249,040

		2,670,740

	Transportation (1.7%):
25,000	Landstar System, Inc.	1,206,250

	Utilities (1.9%):
15,000	MDU Resources Group, Inc.	420,600
30,000	Southern Union Co.	977,700

		1,398,300

Total Common Stocks (Cost $36,709,764)		65,341,094

	Security
Shares	Description	Value
Investment Companies (7.5%):
5,437,507	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	$5,437,507

Total Investment Companies (Cost $5,437,507)		5,437,507

Pool of Investments Held as Collateral for Loaned Securities (24.2%):
17,478,794	Securities Lending Quality Trust	17,478,794

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $17,478,794)		17,478,794

Total Investments (Cost $59,626,065) - 122.4%		88,257,395

Liabilities in excess of other assets - (22.4) %		(16,171,204)

NET ASSETS - 100.0%		$72,086,191

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.

ADR American Depository Receipt
See notes to schedules of investments.

First Focus FundsSM
Small Company Fund
Schedule of Portfolio Investments	June 30, 2007
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (93.1%):
	Automotive (1.8%):
21,700	Clarcor, Inc. (L)	$812,231

	Banks (12.0%):
26,250	Bancorpsouth, Inc. (L)	642,075
54,250	Bank Mutual Corp. (L)	625,503
17,600	Cullen/Frost Bankers, Inc.	941,071
24,000	Greater Bay Bancorp	668,160
17,900	MB Financial, Inc.	621,846
34,300	National Penn Bancshares, Inc. (L)	572,124
16,950	United Bankshares, Inc. (L)	539,010
22,100	Wilmington Trust Corp.	917,371

		5,527,160

	Broadcasting (0.4%):
16,245	Outdoor Channel Hldgs, Inc. (a)	183,081

	Chemicals (3.0%):
17,200	Albemarle Corp. (L)	662,716
20,500	Arch Chemicals, Inc. (L)	720,370

		1,383,086

	Computer Products (4.3%):
24,500	Avocent Corp. (a) (L)	710,745
13,200	Micros Systems, Inc. (a) (L)	718,080
17,300	Transaction Systems Architects, Inc. (a) (L)	582,318

		2,011,143

	Computer Services (1.1%):
16,600	Syntel, Inc. (L)	504,474

	Diversified Manufacturing (8.5%):
28,750	Barnes Group, Inc. (L)	910,800
23,650	Ennis, Inc. (L)	556,248
12,900	Modine Manufacturing Co. (L)	291,540
16,800	Trinity Industries, Inc. (L)	731,472
7,300	Valmont Industries, Inc. (L)	531,148
42,250	Worthington Industries, Inc. (L)	914,712

		3,935,920

	Educational Services (2.2%):
26,800	Bright Horizons Family Solutions, Inc. (a) (L)	1,042,788

	Electrical Components & Equipment (7.7%):
17,800	DRS Technologies, Inc. (L)	1,019,406
58,700	Entegris, Inc. (a) (L)	697,356
7,200	Hubbell, Inc., Class B (L)	390,384
16,100	Littlefuse, Inc. (a) (L)	543,697
37,700	Microsemi Corp. (a) (L)	902,915

		3,553,758

	Financial Services (0.5%):
6,300	ASTA Funding, Inc. (L)	242,109

	Food, Beverages & Tobacco (5.3%):
27,450	Corn Products International, Inc.	1,247,602
11,600	Lance, Inc. (L)	273,296
21,700	Sensient Technologies Corp. (L)	550,963
10,050	Weis Markets, Inc.	407,126

		2,478,987

	Security
Shares	Description	Value
	Household Products (2.5%):
13,300	Church & Dwight Co., Inc. (L)	$644,518
15,650	WD-40 Co. (L)	514,416

		1,158,934

	Insurance (1.2%):
20,600	Arthur J. Gallagher & Co. (L)	574,328

	Machinery (2.2%):
27,450	Tennant Co. (L)	1,001,925

	Medical Services (7.9%):
10,900	Datascope Corp. (L)	417,252
15,300	Edwards Lifesciences Corp. (a) (L)	754,902
21,200	K-V Pharmaceutical Co., Class A (a) (L)	577,488
34,200	Odyssey Healthcare, Inc. (a) (L)	405,612
32,300	Steris Corp. (L)	988,380
11,400	West Pharmaceutical Services, Inc. (L)	537,510

		3,681,144

	Paper Products (1.2%):
40,650	Glatfelter (L)	552,434

	Petroleum Refining (6.7%):
5,000	Cabot Oil & Gas Corp.	184,400
21,300	Encore Acquisition Co. (a) (L)	592,140
30,000	St. Mary Land & Exploration Co.	1,098,600
17,600	Tidewater, Inc. (L)	1,247,488

		3,122,628

	Printing & Publishing (0.9%):
95,200	Journal Register Co.	426,496

	Real Estate Investment Trusts (1.6%):
8,600	Home Properties of New York, Inc.	446,598
6,700	Mack-Cali Realty Corp. (L)	291,383

		737,981

	Retail (8.7%):
26,900	Ann Taylor Stores Corp. (a)	952,798
45,750	Casey’s General Stores, Inc.	1,247,144
8,300	Columbia Sportswear Co. (L)	570,044
41,400	Hot Topic, Inc. (a) (L)	450,018
15,200	Tractor Supply Co. (a)	791,160

		4,011,164

	Retirement/Aged Care (1.1%):
13,300	Sunrise Senior Living, Inc. (a) (L)	531,867

	Semiconductors (2.1%):
71,200	Kemet Corp. (a) (L)	501,960
16,700	Park Electrochemical Corp. (L)	470,606

		972,566

	Telecommunication (2.2%):
4,350	Anixter International, Inc. (a) (L)	327,164
31,400	Tetra Tech, Inc. (a) (L)	676,670

		1,003,834

	Transportation (2.0%):
46,750	Werner Enterprises, Inc. (L)	942,013

	Utilities (6.0%):
22,300	IDACORP, Inc. (L)	714,492
19,600	Integrys Energy Group, Inc. (L)	994,308
11,700	OGE Energy Corp.	428,805
26,500	Westar Energy, Inc. (L)	643,420

		2,781,025

Total Common Stocks (Cost $29,998,176)		43,173,076

Exchange Traded Funds (1.9%):
	United States (1.9%):
10,400	iShares Russell 2000 (L)	862,576

Total Exchange Traded Funds (Cost $761,983)		862,576

	Security
Shares	Description	Value
Investment Companies (5.5%):
652,495	Federated Trust U.S. Treasury Obligations Fund	$652,495
1,892,076	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,892,076

Total Investment Companies (Cost $2,544,571)		2,544,571

Pool of Investments Held as Collateral for Loaned Securities (25.9%):
12,014,086	Securities Lending Quality Trust	12,014,086

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $12,014,086)		12,014,086

Total Investments (Cost $45,318,816) - 126.4%		58,594,309
Liabilities in excess of other assets - (26.4) %		(12,237,012)

NET ASSETS - 100.0%		$46,357,297

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See notes to schedules of investments.

First Focus FundsSM
International Equity Fund

Schedule of Portfolio Investments	June 30, 2007
(Unaudited)

	Security
Shares	Description	Value
Foreign Stock (87.0%):
	Australia (2.7%):
40,066	BHP Billiton Ltd.	$1,189,619
7,786	Macquarie Bank Ltd.	560,951
11,331	Rio Tinto Ltd.	948,796

		2,699,366

	Austria (0.5%):
6,432	Erste Bank der oesterreichischen Sparkassen AG	503,119

	Belgium (0.9%):
12,952	Fortis	552,309
1,400	Umicore	305,547

		857,856

	Brazil (1.2%):
18,000	CEMIG SA - ADR	379,800
3,700	Petroleo Brasileiro SA - ADR	448,699
18,600	Tele Norte Leste Participacoes SA - ADR	352,842

		1,181,341

	Denmark (0.5%):
12,159	Danske Bank	499,842

	Finland (1.8%):
8,793	Metso Corp.	521,442
28,428	Nokia OYJ	800,599
8,000	Outotec OYJ	442,478

		1,764,519

	France (6.9%):
23,088	Axa	1,000,158
10,174	BNP Paribas	1,216,590
6,688	Groupe DANONE	543,237
7,636	Groupe Steria SCA	509,769
2,788	Schneider Electric	392,885
5,877	Societe Generale	1,093,830
18,731	Total SA	1,527,519
13,971	Vivendi	603,325

		6,887,313

	Germany (7.5%):
5,656	Allianz AG	1,321,134
6,186	BASF AG	810,786
8,727	Bayer AG	659,134
3,507	Continental AG	493,447
5,893	DaimlerChrysler AG	544,297
6,336	Deutsche Bank AG	919,193
10,828	Fresenius Medical Care AG & Co.	500,128
6,000	Hypo Real Estate Holdings	388,616
4,503	Man AG	645,349
6,112	MorphoSys AG (a)	399,592
220	Porsche AG	393,882
34,710	Wirecard AG (a)	467,385

		7,542,943

	Greece (1.7%):
28,902	GEK Group of Cos SA	477,182
12,040	National Bank Of Greece SA	690,859
23,954	Sidenor SA	510,246

	Security
Shares	Description	Value
		$1,678,287

	Hong Kong (3.2%):
722,000	Alco Holdings Ltd.	400,757
77,500	ASM Pacific Technology Ltd.	561,508
1,388,000	Champion Technology Holdings Ltd.	310,658
261,526	Champion Technology Holdings Ltd. - Warrants	16,389
379,000	Cheuk Nang Holdings Ltd.	385,355
532,000	Chow Sang Sang Holdings International Ltd.	483,086
946,000	Guangdong Investment Ltd.	551,709
1,054,000	Victory City International Holdings Ltd.	444,845

		3,154,307

	Ireland (1.7%):
150,634	AGI Therapeutics Ltd. (a)	373,053
24,181	Anglo Irish Bank Corp. Plc	497,410
37,912	CPL Resources Plc	369,408
13,000	Ryanair Holdings Plc - ADR (a)	490,750

		1,730,621

	Italy (1.9%):
103,999	Banca Intesa SPA	730,455
9,823	Banca Italease	264,940
98,416	Unicredito Italiano SPA	883,031

		1,878,426

	Japan (10.4%):
15,900	CANON, Inc.	933,774
24,500	Honda Motor Co. Ltd.	895,541
17,600	Hoya Corp.	584,713
26,800	KOMATSU Ltd.	779,336
97,000	Marubeni Corp.	799,732
87	Mitsubishi Tokyo Financial Group, Inc.	961,091
39,000	Mitsui O.S.K. Lines Ltd.	530,306
105	Mizuho Financial Group, Inc.	727,520
8,400	Murata Manufacturing Co. Ltd.	633,872
1,400	Nintendo Co. Ltd.	512,875
3,350	Orix Corp.	883,011
70	Sumitomo Mitsui Financial Group, Inc.	653,887
25,800	Toyota Motor Corp.	1,634,635

		10,530,293

	Luxembourg (0.4%):
9,069	Espirito Santo Financial Group SA	389,059

	Mexico (0.4%):
5,800	America Movil SAB de C.V. - ADR	359,194

	Netherlands (3.1%):
7,121	Arcadis NV	607,125
10,056	Ballast Nedam NV	547,757
22,038	ING Groep NV	977,936
8,615	Koninklijke Vopak NV	491,999
6,878	Nutreco Holding NV	504,031

		3,128,848

	Norway (2.3%):
46,100	DnB NOR ASA	595,959
57,800	Ementor ASA (a)	539,325
31,640	Prosafe ASA	507,258
20,523	Statoil ASA	638,907

		2,281,449

	Philippines (0.5%):
8,600	Philippine Long Distance Telephone Co. - ADR	491,920

	Portugal (0.5%):

	Security
Shares	Description	Value
58,355	Banif SGPS SA	$480,152

	Singapore (4.1%):
724,000	ASL Marine Holdings Ltd.	823,157
655,000	Bio-Treat Technology Ltd.	374,494
799,500	CSE Global Ltd.	653,016
169,800	Ezra Holdings Ltd.	643,518
625,000	MMI Holdings Ltd.	669,760
649,000	Tat Hong Holdings Ltd.	890,551

		4,054,496

	South Korea (5.0%):
13,610	Fursys, Inc.	401,594
9,570	Hana Financial Group, Inc.	466,842
2,751	Hyundai Mipo Dockyard Co. Ltd.	765,574
13,578	Hyundai Motor Company Ltd. - GDR	549,909
7,450	Kookmin Bank - ADR	653,514
6,670	Korea Polyol Co. Ltd.	404,447
14,350	LS Industrial Systems Co. Ltd.	606,787
2,897	MegaStudy Co. Ltd.	564,656
5,000	POSCO - ADR	600,000

		5,013,323

	Sweden (2.6%):
34,868	AB SKF, Class B	736,936
11,300	Alfa Laval AB	685,900
42,616	Atlas Copco AB, Class B	673,179
13,400	SSAB Svenskt Stal AB	513,500

		2,609,515

	Switzerland (3.8%):
11,953	Credit Suisse Group	854,974
2,817	Nestle SA	1,074,944
18,885	UBS AG	1,138,173
2,336	Zurich Financial Services AG	725,457

		3,793,548

	Taiwan (2.1%):
58,174	Hon Hai Precision Industry Co. Ltd.	1,005,380
58,523	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	651,363
235,000	Wistron Corp.	439,092

		2,095,835

	Thailand (1.1%):
94,100	MBK Plc	145,881
194,500	PTT Exploration and Production Plc	608,693
5,043,410	TMB Bank Plc (a)	318,593

		1,073,167

	United Kingdom (20.2%):
13,816	Anglo American Plc	816,981
58,794	Aviva Plc	877,725
67,216	Barclays Plc	939,348
46,894	BG Group Plc	773,516
171,536	BP Plc	2,076,906
109,793	BT Group Plc	733,012
130,030	Cable & Wireless Plc	507,818
320,044	Charlemagne Capital Ltd.	456,260
81,248	Halfords Group Plc	633,794
42,634	HBOS Plc	843,640
93,730	HSBC Holdings Plc	1,722,043
58,105	Inchcape Plc	584,515
212,325	Legal & General Group Plc	639,921
45,267	Michael Page International Plc	477,638
37,936	National Grid Plc	562,150
53,455	Petrofac Ltd.	481,925
11,814	Reckitt Benckiser Plc	648,782
60,647	Rolls-Royce Group Plc	655,752
3,405,716	Rolls-Royce Group Plc, Class B	6,975

	Security
Shares	Description	Value
85,680	Royal Bank of Scotland Group Plc	$1,088,999
31,351	Royal Dutch Shell Plc	1,311,249
19,253	Standard Chartered Plc	630,131
46,774	UMECO Plc	549,421
17,979	Unit 4 Agresso NV	489,056
22,976	Vedanta Resources Plc	745,060
318,457	Vodafone Group Plc	1,072,969

		20,325,586

Total Foreign Stock (Cost $65,013,365)		87,004,325

Exchange Traded Funds (12.2%):
	France (3.5%):
44,159	streetTRACKS MSCI Europe Health Care ETF Fund	3,524,091

	United States (8.7%):
12,734	iShares MSCI Eastern Europe Index Fund	516,233
294,592	iShares MSCI Japan Index Fund	4,280,421
67,000	iShares MSCI Spain Index Fund	3,892,030

		8,688,684

Total Exchange Traded Funds (Cost $12,087,276)		12,212,775

Total Investments (Cost $77,100,641) - 99.2%		99,217,100
Other assets in excess of liabilities - 0.8%		806,713

NET ASSETS - 100.0%		$100,023,813

(a)	Non-income producing securities.

Plc	Public limited company

ADR	American Depository Receipt

GDR	Global Depository Receipt
As of June 30, 2007, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value
Banks	22.12	22,116,079
Petroleum & Fuel Products	5.46	5,449,686
Telephones & Telecommunications	5.45	5,445,750
Electronics	5.36	5,349,226
Automotive	5.14	5,145,505
Metals, Minerals, & Mining	5.11	5,111,378
Insurance	5.07	5,074,641
Industrial Machinery	3.98	3,976,746
Diversified Manufacturing	3.65	3,651,372
Financial Services	3.62	3,624,607
Computers, Products & Services	2.61	2,608,587
Distribution	2.16	2,157,763
Utilities & Electrical Services	2.09	2,091,557
Food, Beverage & Tobacco	1.62	1,618,181
Medical Products & Services	1.53	1,532,315
Energy	1.53	1,527,520
Building & Construction	1.31	1,313,330
Chemicals	1.21	1,215,233
Aerospace/Defense	1.21	1,212,148
Transportation	1.17	1,173,824

Sector Diversification	% of Net Assets	Value
Real Estate	1.01	1,008,418
Human Resources	0.85	847,046
Household Products	0.65	648,782
Engineering	0.61	607,125
Advertising	0.60	603,325
Educational Services	0.56	564,656
Retail	0.48	483,086
Clothing & Jewelry	0.44	444,845
Office/Business Equipment	0.40	401,594

Total Foreign Stock	87.00	87,004,325

Other Assets and Liabilities	13.00	13,019,488

Total Net Assets	100.00	100,023,813

See notes to schedules of investments.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2007
Organization
The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund and the First Focus International Equity Fund, (individually a “Fund”, and collectively, the “Funds”) in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.
Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.
Security Valuation
The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”) or Tributary Capital Management (“Tributary”), collectively, the “Advisers,” both divisions of First National Bank of Omaha (“First National”) is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund net assets value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Directors. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
Securities Transactions and Investment Income
Security transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2007
Forward Foreign Currency Exchange Contracts
The International Fund (the “Fund”) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time they are recorded as realized gains or losses.
Foreign Currency Transactions
The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange
(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to at least 100% if the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark Loaned Securities at the close of business employing the most recently available pricing information and receive and deliver Collateral in order to maintain the value of the Collateral at no less than 100% of the Market Value of the Loaned Securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
Concentration of Credit Risk
The Nebraska Tax-Free Fund concentrates its investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2007
future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
Federal Income Tax Information
As of June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$59,125,941	$83,812	$(897,056)	$(813,244)
Income Fund	75,582,491	109,824	(1,008,707)	(898,883)
Nebraska Tax-Free Fund	41,553,607	641,719	(348,917)	292,802
Balanced Fund	34,127,816	8,771,903	(27,856)	8,744,047
Core Equity Fund	82,940,077	35,145,417	(571,363)	34,574,054
Growth Opportunities Fund	59,626,065	28,631,330	0	28,631,330
Small Company Fund	45,715,697	14,214,810	(1,336,198)	12,878,612
International Equity Fund	77,432,563	22,263,078	(478,541)	21,784,537
As required, effective June 29, 2007 the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact net assets or results of operations.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Focus Funds, Inc
By (Signature and Title)	/s/ Trent Statczar
Trent Statczar
Treasurer

Date August 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar
Treasurer

Date August 27, 2007

By (Signature and Title)	/s/ Julie Den Herder
Julie Den Herder
President

Date August 29, 2007